SHARE CAPITAL AND SHARE PREMIUM	3 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [abstract]
SHARE CAPITAL AND SHARE PREMIUM	SHARE CAPITAL AND SHARE PREMIUM
Shares

(Dollars in millions, except share and per share data)	March 31, 2026	December 31, 2025
Authorized:
2,000,000,000 ordinary shares of $0.0001 each	$0.2	$0.2
Issued and fully paid:
371,479,583 and (2025: 369,886,369) ordinary shares of $0.0001 each	$0.1	$0.1
A summary of movements in the Company’s share capital and share premium is as follows:

(Dollars in millions, except share and per share data)	Number of shares in issue	Share capital	Share premium	Total
At December 31, 2025 and January 1, 2026	369,886,369	$0.1	$2,750.3	$2,750.4
Exercise of share options	271,380	—	0.2	0.2
Reclassification of vesting of restricted share units	1,321,834	—	30.4	30.4
At March 31, 2026	371,479,583	$0.1	$2,780.9	$2,781.0